As filed with the Securities and Exchange Commission on August 30, 2018
1933 Act Registration No. 333-224164
1940 Act Registration No. 811-23334
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	1	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	1	[ X ]

(Check appropriate box or boxes)
SYMMETRY PANORAMIC TRUST
(Exact Name of Registrant as Specified in Charter)

151 National Drive
Glastonbury, Connecticut 06033
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  800-786-3309

Name and Address of Agent for Service:	With a copy to:
John A. Mooney	Mark C. Amorosi
Symmetry Panoramic Trust	K&L Gates LLP
151 National Drive	1601 K Street NW
Glastonbury, Connecticut 06033	Washington, D.C. 20006
___________________________________

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
X  immediately upon filing pursuant to paragraph (b)
      on                                  pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission on August 3, 2018, in Pre-Effective Amendment No. 1 to the Registrant’s registration statement, which was deemed effective on August 9, 2018:

Class I shares of Symmetry Panoramic US Equity Fund,  Symmetry Panoramic International Equity Fund,  Symmetry Panoramic Global Equity Fund,  Symmetry Panoramic Tax-Managed Global Equity Fund,  Symmetry Panoramic US Fixed Income Fund,  Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of Glastonbury and State of Connecticut, on the 30th day of August 2018.

SYMMETRY PANORAMIC TRUST

By:	/s/ Dana D'Auria
Name:	Dana D'Auria
Title:	President

 Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Tracie Ahern	Trustee	August 30, 2018
Tracie Ahern*
/s/ Jack Jennings	Trustee	August 30, 2018
Jack Jennings*
/s/ Thomas P. Lemke	Trustee	August 30, 2018
Thomas P. Lemke*
/s/ John McDermott	Chairman of the Board and Trustee	August 30, 2018
John McDermott* /s/ Fred Naddaff	Trustee	August 30, 2018
Fred Naddaff*
/s/ Steve Connors	Treasurer and Principal Financial Officer	August 30, 2018
Steve Connors /s/ Dana D'Auria	President
Dana D'Auria		August 30, 2018

*Signatures affixed by Mark C. Amorosi on August 30, 2018, pursuant to powers of attorney filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on August 3, 2018.

SYMMETRY PANORAMIC TRUST
EXHIBIT INDEX
Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase